UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     YHB Investment Advisors, Inc.
Address:  29 South Main St., Ste. 306
          West Hartford, CT 06107-2417

Form 13F File Number:  028-13567

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark W. Everette
Title:    CEO and Senior Portfolio Manager
Phone:    860.561.7050

Signature, Place, and Date of Signing:

     /s/ Mark W. Everette         West Hartford, CT        February 3, 2010
     ---------------------        -----------------        ----------------
          [Signature]               [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                            ----------

Form 13F Information Table Entry Total:            164
                                            ----------

Form 13F Information Table Value Total:     $  190,921
                                            ----------
                                            (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

          COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
-----------------------------  --------------  ---------  --------  ------------------  ----------  --------  -------------------
                                                                                                               VOTING AUTHORITY
                                                           VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  OTHER
-----------------------------  --------------  ---------  --------  -------  ---  ----  ----------  --------  ----  ------  -----
3M CO                          COM             88579Y101   1,900     25,716  SH         Sole        N/A       25,716
ABB LTD                        SPONSORED ADR   000375204   1,618     56,955  SH         Sole        N/A       56,955
ABBOTT LABS                    COM             002824100     893     16,547  SH         Sole        N/A       16,547
ABIOMED INC                    COM             003654100     245     28,025  SH         Sole        N/A       28,025
ACE LTD                        SHS             H0023R105     233      4,631  SH         Sole        N/A        4,631
AECOM TECHNOLOGY CORP DELAWA   COM             00766T100   1,102     40,090  SH         Sole        N/A       40,090
AGRIUM INC                     COM             008916108     279      4,540  SH         Sole        N/A        4,540
ALCON INC                      COM SHS         H01301102   1,786     10,870  SH         Sole        N/A       10,870
ALLEGHANY CORP DEL             COM             017175100     493      1,786  SH         Sole        N/A        1,786
ALLERGAN INC                   COM             018490102     249      3,950  SH         Sole        N/A        3,950
ALTERA CORP                    COM             021441100   1,494     66,000  SH         Sole        N/A       66,000
AMERICAN EXPRESS CO            COM             025816109   1,743     43,022  SH         Sole        N/A       43,022
AMERIPRISE FINL INC            COM             03076C106     296      7,633  SH         Sole        N/A        7,633
AMGEN INC                      COM             031162100   1,689     29,849  SH         Sole        N/A       29,849
AMPHENOL CORP NEW              CL A            032095101     932     20,190  SH         Sole        N/A       20,190
APACHE CORP                    COM             037411105   2,121     20,555  SH         Sole        N/A       20,555
APPLE INC                      COM             037833100   1,605      7,610  SH         Sole        N/A        7,610
ARGON ST INC                   COM             040149106     379     17,435  SH         Sole        N/A       17,435
AT&T INC                       COM             00206R102   2,260     80,612  SH         Sole        N/A       80,612
AUTOMATIC DATA PROCESSING IN   COM             053015103     513     11,991  SH         Sole        N/A       11,991
BANK OF AMERICA CORPORATION    COM             060505104     631     41,904  SH         Sole        N/A       41,904
BANK OF NEW YORK MELLON CORP   COM             064058100     306     10,944  SH         Sole        N/A       10,944
BAXTER INTL INC                COM             071813109     241      4,100  SH         Sole        N/A        4,100
BERKLEY W R CORP               COM             084423102     646     26,200  SH         Sole        N/A       26,200
BERKSHIRE HATHAWAY INC DEL     CL B            084670207     217         66  SH         Sole        N/A           66
BP PLC                         SPONSORED ADR   055622104     406      6,995  SH         Sole        N/A        6,995
BRISTOL MYERS SQUIBB CO        COM             110122108   1,294     51,264  SH         Sole        N/A       51,264
BURLINGTON NORTHN SANTA FE C   COM             12189T104     209      2,116  SH         Sole        N/A        2,116
CAMERON INTERNATIONAL CORP     COM             13342B105     395      9,450  SH         Sole        N/A        9,450
CANADIAN NAT RES LTD           COM             136385101     458      6,360  SH         Sole        N/A        6,360
CELGENE CORP                   COM             151020104   1,143     20,530  SH         Sole        N/A       20,530
CHEVRON CORP NEW               COM             166764100   1,956     25,403  SH         Sole        N/A       25,403
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH 167250109     542     26,835  SH         Sole        N/A       26,835
CHINA MOBILE LIMITED           SPONSORED ADR   16941M109   1,161     25,010  SH         Sole        N/A       25,010
CHUBB CORP                     COM             171232101     242      4,925  SH         Sole        N/A        4,925
CHURCH & DWIGHT INC            COM             171340102     623     10,310  SH         Sole        N/A       10,310
CIMAREX ENERGY CO              COM             171798101   2,812     53,086  SH         Sole        N/A       53,086
CISCO SYS INC                  COM             17275R102   3,167    132,297  SH         Sole        N/A      132,297
CITIGROUP INC                  COM             172967101      50     14,989  SH         Sole        N/A       14,989
CITRIX SYS INC                 COM             177376100     440     10,565  SH         Sole        N/A       10,565
CLEAN ENERGY FUELS CORP        COM             184499101   1,011     91,890  SH         Sole        N/A       91,890
CLEAN HARBORS INC              COM             184496107   1,240     20,800  SH         Sole        N/A       20,800
CME GROUP INC                  COM             12572Q105   1,255      3,735  SH         Sole        N/A        3,735
COCA COLA CO                   COM             191216100   2,963     51,988  SH         Sole        N/A       51,988
COGNIZANT TECHNOLOGY SOLUTIO   CL A            192446102     290      6,400  SH         Sole        N/A        6,400
COLGATE PALMOLIVE CO           COM             194162103   1,759     21,418  SH         Sole        N/A       21,418
COMCAST CORP NEW               CL A SPL        20030N200   2,235    139,610  SH         Sole        N/A      139,610
CONOCOPHILLIPS                 COM             20825C104   1,695     33,195  SH         Sole        N/A       33,195
COSTCO WHSL CORP NEW           COM             22160K105   2,435     41,155  SH         Sole        N/A       41,155
COVIDIEN PLC                   SHS             G2554F105     476      9,939  SH         Sole        N/A        9,939
CSX CORP                       COM             126408103     354      7,300  SH         Sole        N/A        7,300
CVS CAREMARK CORPORATION       COM             126650100   2,899     89,990  SH         Sole        N/A       89,990
DANAHER CORP DEL               COM             235851102   2,869     38,145  SH         Sole        N/A       38,145
DENTSPLY INTL INC NEW          COM             249030107     716     20,345  SH         Sole        N/A       20,345
DEVON ENERGY CORP NEW          COM             25179M103     759     10,330  SH         Sole        N/A       10,330
DIRECTV                        COM CL A        25490A101   1,074     32,217  SH         Sole        N/A       32,217
DISCOVERY COMMUNICATNS NEW     COM SER C       25470F302     230      8,662  SH         Sole        N/A        8,662
DISNEY WALT CO                 COM DISNEY      254687106   1,972     61,153  SH         Sole        N/A       61,153
DRESSER-RAND GROUP INC         COM             261608103     471     14,900  SH         Sole        N/A       14,900
E M C CORP MASS                COM             268648102   1,051     60,185  SH         Sole        N/A       60,185
ECOLAB INC                     COM             278865100   3,450     77,400  SH         Sole        N/A       77,400
EL PASO CORP                   COM             28336L109     257     26,150  SH         Sole        N/A       26,150
ELECTRONIC ARTS INC            COM             285512109     722     40,675  SH         Sole        N/A       40,675
EMERSON ELEC CO                COM             291011104   1,597     37,497  SH         Sole        N/A       37,497
EXELON CORP                    COM             30161N101     768     15,722  SH         Sole        N/A       15,722
EXPRESS SCRIPTS INC            COM             302182100     210      2,428  SH         Sole        N/A        2,428
EXXON MOBIL CORP               COM             30231G102   8,477    124,316  SH         Sole        N/A      124,316
FASTENAL CO                    COM             311900104     700     16,800  SH         Sole        N/A       16,800
FEDEX CORP                     COM             31428X106     359      4,305  SH         Sole        N/A        4,305
FIDELITY NATL INFORMATION SV   COM             31620M106     307     13,110  SH         Sole        N/A       13,110
FIRST SOLAR INC                COM             336433107     818      6,040  SH         Sole        N/A        6,040
FUEL TECH INC                  COM             359523107     515     63,018  SH         Sole        N/A       63,018
GALLAGHER ARTHUR J & CO        COM             363576109     360     16,000  SH         Sole        N/A       16,000
GENERAL ELECTRIC CO            COM             369604103   2,619    173,076  SH         Sole        N/A      173,076
GOOGLE INC                     CL A            38259P508   2,114      3,410  SH         Sole        N/A        3,410
HARLEY DAVIDSON INC            COM             412822108     498     19,745  SH         Sole        N/A       19,745
HARTFORD FINL SVCS GROUP INC   COM             416515104     227      9,759  SH         Sole        N/A        9,759
HEINZ H J CO                   COM             423074103     254      5,930  SH         Sole        N/A        5,930
HEWLETT PACKARD CO             COM             428236103   2,772     53,814  SH         Sole        N/A       53,814
HOME DEPOT INC                 COM             437076102     420     14,520  SH         Sole        N/A       14,520
ILLINOIS TOOL WKS INC          COM             452308109     493     10,278  SH         Sole        N/A       10,278
INTEL CORP                     COM             458140100     568     27,847  SH         Sole        N/A       27,847
INTERNATIONAL BUSINESS MACHS   COM             459200101   3,121     23,841  SH         Sole        N/A       23,841
INTUITIVE SURGICAL INC         COM NEW         46120E602   1,151      3,795  SH         Sole        N/A        3,795
ISHARES TR                     S&P GLB MTRLS   464288695     203      3,255  SH         Sole        N/A        3,255
ITT CORP NEW                   COM             450911102     392      7,890  SH         Sole        N/A        7,890
JACOBS ENGR GROUP INC DEL      COM             469814107   1,916     50,935  SH         Sole        N/A       50,935
JOHNSON & JOHNSON              COM             478160104   5,285     82,056  SH         Sole        N/A       82,056
JOY GLOBAL INC                 COM             481165108     362      7,025  SH         Sole        N/A        7,025
JPMORGAN CHASE & CO            COM             46625H100   1,748     41,951  SH         Sole        N/A       41,951
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER  494550106     704     11,540  SH         Sole        N/A       11,540
KINDER MORGAN MANAGEMENT LLC   SHS             49455U100     575     10,521  SH         Sole        N/A       10,521
KOHLS CORP                     COM             500255104     658     12,195  SH         Sole        N/A       12,195
KOPIN CORP                     COM             500600101      48     11,450  SH         Sole        N/A       11,450
L-3 COMMUNICATIONS HLDGS INC   COM             502424104   1,202     13,820  SH         Sole        N/A       13,820
LAZARD LTD                     SHS A           G54050102     346      9,100  SH         Sole        N/A        9,100
LIBERTY GLOBAL INC             COM SER A       530555101     575     26,221  SH         Sole        N/A       26,221
LIBERTY GLOBAL INC             COM SER C       530555309     642     29,403  SH         Sole        N/A       29,403
LOWES COS INC                  COM             548661107   1,058     45,235  SH         Sole        N/A       45,235
MARVELL TECHNOLOGY GROUP LTD   ORD             G5876H105     513     24,725  SH         Sole        N/A       24,725
MCDONALDS CORP                 COM             580135101   2,048     32,794  SH         Sole        N/A       32,794
MCKESSON CORP                  COM             58155Q103     220      3,520  SH         Sole        N/A        3,520
MEDCO HEALTH SOLUTIONS INC     COM             58405U102   1,927     30,159  SH         Sole        N/A       30,159
MEDTRONIC INC                  COM             585055106   1,512     34,385  SH         Sole        N/A       34,385
MERCK & CO INC NEW             COM             58933Y105     432     11,835  SH         Sole        N/A       11,835
METLIFE INC                    COM             59156R108     278      7,854  SH         Sole        N/A        7,854
MICROSOFT CORP                 COM             594918104   5,242    171,927  SH         Sole        N/A      171,927
MILLIPORE CORP                 COM             601073109     810     11,200  SH         Sole        N/A       11,200
MONSANTO CO NEW                COM             61166W101   1,923     23,521  SH         Sole        N/A       23,521
MORNINGSTAR INC                COM             617700109     568     11,750  SH         Sole        N/A       11,750
NATIONAL INSTRS CORP           COM             636518102     951     32,300  SH         Sole        N/A       32,300
NEW ENGLAND BANCSHARES INC C   COM NEW         643863202     270     58,741  SH         Sole        N/A       58,741
NEW ORIENTAL ED & TECH GRP I   SPON ADR        647581107     805     10,650  SH         Sole        N/A       10,650
NEWFIELD EXPL CO               COM             651290108   1,469     30,450  SH         Sole        N/A       30,450
NEWS CORP                      CL A            65248E104   1,195     87,308  SH         Sole        N/A       87,308
NIKE INC                       CL B            654106103   1,195     18,085  SH         Sole        N/A       18,085
NOBLE ENERGY INC               COM             655044105   1,196     16,800  SH         Sole        N/A       16,800
NORTHERN TR CORP               COM             665859104     303      5,780  SH         Sole        N/A        5,780
NOVARTIS A G                   SPONSORED ADR   66987V109     408      7,500  SH         Sole        N/A        7,500
ORACLE CORP                    COM             68389X105     692     28,210  SH         Sole        N/A       28,210
PEOPLES UNITED FINANCIAL INC   COM             712704105   2,305    138,026  SH         Sole        N/A      138,026
PEPSICO INC                    COM             713448108   3,649     60,012  SH         Sole        N/A       60,012
PFIZER INC                     COM             717081103     848     46,606  SH         Sole        N/A       46,606
POWERSHARES ETF TRUST          DYN BIOT & GEN  73935X856     677     40,665  SH         Sole        N/A       40,665
POWERSHARES ETF TRUST          DYN OIL SVCS    73935X625     865     50,985  SH         Sole        N/A       50,985
POWERSHARES ETF TRUST          WATER RESOURCE  73935X575     662     39,265  SH         Sole        N/A       39,265
POWERSHARES GLOBAL ETF TRUST   GBL WTR PORT    73936T623     773     42,550  SH         Sole        N/A       42,550
POWERSHARES QQQ TRUST          UNIT SER 1      73935A104     230      5,000  SH         Sole        N/A        5,000
PRAXAIR INC                    COM             74005P104   1,947     24,244  SH         Sole        N/A       24,244
PROCTER & GAMBLE CO            COM             742718109   5,318     87,719  SH         Sole        N/A       87,719
PROGRESSIVE CORP OHIO          COM             743315103     736     40,900  SH         Sole        N/A       40,900
PROSHARES TR                   PSHS ULSHT SP50074347R883     461     13,150  SH         Sole        N/A       13,150
QUANTA SVCS INC                COM             74762E102     607     29,150  SH         Sole        N/A       29,150
ROCKWELL COLLINS INC           COM             774341101     301      5,440  SH         Sole        N/A        5,440
SCHLUMBERGER LTD               COM             806857108   1,457     22,381  SH         Sole        N/A       22,381
SPDR GOLD TRUST                GOLD SHS        78462F103   1,198     11,165  SH         Sole        N/A       11,165
STANLEY WKS                    COM             854616109   1,320     25,624  SH         Sole        N/A       25,624
STATE STR CORP                 COM             857477103     737     16,920  SH         Sole        N/A       16,920
STERLING BANCORP               COM             859158107     172     24,126  SH         Sole        N/A       24,126
STRYKER CORP                   COM             863667101   2,327     46,195  SH         Sole        N/A       46,195
TEVA PHARMACEUTICAL INDS LTD   ADR             881624209     853     15,189  SH         Sole        N/A       15,189
TEXTRON INC                    COM             883203101     458     24,352  SH         Sole        N/A       24,352
THERMO FISHER SCIENTIFIC INC   COM             883556102   3,013     63,180  SH         Sole        N/A       63,180
TORONTO DOMINION BK ONT        COM             891160509     733     11,693  SH         Sole        N/A       11,693
TRANSOCEAN LTD                 REG SHS         H8817H100   1,363     16,472  SH         Sole        N/A       16,472
UNITED PARCEL SERVICE INC      CL B            911312106     373      6,503  SH         Sole        N/A        6,503
UNITED TECHNOLOGIES CORP       COM             913017109   4,118     59,327  SH         Sole        N/A       59,327
UNITEDHEALTH GROUP INC         COM             91324P102   1,318     43,238  SH         Sole        N/A       43,238
VALE S A                       ADR             91912E105     302     10,400  SH         Sole        N/A       10,400
VERIZON COMMUNICATIONS INC     COM             92343V104     600     18,108  SH         Sole        N/A       18,108
VISA INC                       COM CL A        92826C839     737      8,430  SH         Sole        N/A        8,430
WAL MART STORES INC            COM             931142103   3,241     60,642  SH         Sole        N/A       60,642
WALGREEN CO                    COM             931422109     393     10,715  SH         Sole        N/A       10,715
WASTE MGMT INC DEL             COM             94106L109   1,468     43,430  SH         Sole        N/A       43,430
WEBSTER FINL CORP CONN         COM             947890109     133     11,221  SH         Sole        N/A       11,221
WELLS FARGO & CO NEW           COM             949746101     486     17,989  SH         Sole        N/A       17,989
WESTERN UN CO                  COM             959802109     189     10,004  SH         Sole        N/A       10,004
WILLIS GROUP HOLDINGS LTD      SHS             G96655108   1,148     43,500  SH         Sole        N/A       43,500
WINDSTREAM CORP                COM             97381W104     212     19,265  SH         Sole        N/A       19,265
WOODWARD GOVERNOR CO           COM             980745103     802     31,120  SH         Sole        N/A       31,120
XTO ENERGY INC                 COM             98385X106     936     20,125  SH         Sole        N/A       20,125
YAHOO INC                      COM             984332106     782     46,600  SH         Sole        N/A       46,600
YUM BRANDS INC                 COM             988498101   1,154     33,009  SH         Sole        N/A       33,009
ZIMMER HLDGS INC               COM             98956P102     548      9,277  SH         Sole        N/A        9,277